Property and Equipment	12 Months Ended
Jul. 03, 2022
Property and Equipment [Abstract]
Property and Equipment

(5) Property and Equipment

As of July 3, 2022 and June 27, 2021, property and equipment consists of:

	July 3, 2022	June 27, 2021
Land	$77,006	$19,879
Buildings and improvements	69,219	16,155
Leasehold improvements	349,534	313,441
Equipment, furniture, and fixtures	375,780	315,719
Construction in progress	15,638	27,028
	887,177	692,222
Accumulated depreciation	(352,456)	(276,561)
Property and equipment, net of accumulated depreciation	$534,721	$415,661

The following table shows depreciation expense related to property and equipment for each reporting period:

	Fiscal Year Ended
	July 3, 2022	June 27, 2021
Depreciation expense	$77,471	$67,934

Assets held for sale:

Total assets held for sale at July 3, 2022 and June 27, 2021 of $8,789 and $686, included liquor licenses of $315 and $175, respectively. Assets held for sale are valued at the lower of its carrying value or its fair value less the costs to sell. During the fiscal year ended July 3, 2022, we acquired approximately $8,474 in real property, which we plan to sell within the next 12 months.